17 Other receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of other receivables [line items]
Other receivables	$ 666	$ 429
Without expiry date [member]
Summary of other receivables [line items]
Other receivables	134	160
Past due [member]
Summary of other receivables [line items]
Other receivables	65	69
Up to 3 months [member]
Summary of other receivables [line items]
Other receivables	83	125
From 3 to 6 months [member]
Summary of other receivables [line items]
Other receivables	317	20
From 6 to 9 months [member]
Summary of other receivables [line items]
Other receivables	11	16
From 9 to 12 months [member]
Summary of other receivables [line items]
Other receivables	14	4
More than 12 months [member]
Summary of other receivables [line items]
Other receivables	$ 42	$ 35